Accounting policies - Consolidation (Details) R in Millions				7 Months Ended	12 Months Ended
	May 10, 2023	Jan. 10, 2020 ZAR (R) shares	Jun. 29, 2018	Dec. 31, 2023	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023	Dec. 31, 2022	Mar. 15, 2024 ZAR (R)
Copper Mines Of Tasmania Proprietary Limited
Accounting policies
Proportion of ownership interest in entity					100.00%
Aldebaran
Accounting policies
Joint venture ownership interest of counterparty, initial					60.00%
Drdgold Limited
Accounting policies
Percentage of voting equity interests acquired		12.05%
Consideration transferred, acquisition-date fair value		R 1,086
Number of instruments or interests issued or issuable (in shares) | shares		168,158,944
Potential ownership, as a percent		50.10%			50.23%	50.28%	50.33%
Reldan Group
Accounting policies
Percentage of voting equity interests acquired								100.00%
Consideration transferred, acquisition-date fair value								R 3,052
Peregrine
Accounting policies
Proportion of legal ownership interest in associate					40.00%
Peregrine | Aldebaran
Accounting policies
Joint venture ownership interest of counterparty, initial			60.00%		20.00%
Bakgatla Ba Kgafela Investment Holdings
Accounting policies
Percentage of stake held					24.80%
Siyanda Resources Proprietary Limited
Accounting policies
Percentage of stake held					20.00%
Lonplats Siyakhula Employee Profit Share Trust
Accounting policies
Percentage of stake held					3.80%
Bapo Trust
Accounting policies
Percentage of stake held					0.90%
Marikana Community Trust
Accounting policies
Percentage of stake held					0.90%
Liabilities					R 631
Newshelf 1335 Proprietary Limited
Accounting policies
Potential ownership, as a percent					2.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited subsidiary
Accounting policies
Percentage of voting equity interests acquired					26.00%
Newshelf 1114
Accounting policies
Proportion of ownership interest in subsidiary					76.00%
Keliber
Accounting policies
Proportion of ownership interest in subsidiary				79.82%	79.82%		84.96%
Effective proportion of ownership interest in subsidiary					79.82%	79.82%	85.90%
Proportion of ownership interests held by non-controlling interests							1.00%
Put option discount							10.00%
Century
Accounting policies
Percentage of voting equity interests acquired	49.85%
Proportion of ownership interest in subsidiary	100.00%				100.00%	100.00%
Rustenburg Mine Employees Trust
Accounting policies
Proportion of ownership interest in subsidiary					30.40%
Liabilities					R 864
Rustenburg Mine Community Development Trust
Accounting policies
Percentage of stake held					24.80%
Liabilities					R 705